Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Apr. 13, 2022
Document Information Line Items
Entity Registrant Name	NeuroSense Therapeutics Ltd.
Trading Symbol	NRSN
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		10,943,534
Amendment Flag	false
Entity Central Index Key	0001875091
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41084
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	11 HaMenofim Street
Entity Address, Address Line Two	Building B
Entity Address, City or Town	Herzliya
Entity Address, Postal Zip Code	562
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, no par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1057
Auditor Name	Somekh Chaikin
Auditor Location	Tel-Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	11 HaMenofim Street
Entity Address, Address Line Two	Building B
Entity Address, City or Town	Herzliya
Entity Address, Postal Zip Code	562
Entity Address, Country	IL
Contact Personnel Name	Or Eisenberg
City Area Code	+972
Local Phone Number	9-7996183